Fair Value - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Assets [Abstract]
Cash and cash equivalents	$ 73,186	$ 40,778	$ 39,251	$ 27,321
Available for sale securities, at fair value	159,367	175,132
Loans held for sale	1,393	1,804
Loans and Leases Receivable, Net Amount	1,220,323	1,165,372
Federal Home Loan Bank Stock	12,162	12,874
Federal Reserve Bank Stock	3,624	3,621
Accrued interest receivable	4,435	4,283
Financial Liabilities [Abstract]
Deposits	1,130,685	1,058,017
Mortgagors' and investors' escrow accounts	4,388	3,508
Federal Home Loan Bank advances	217,759	234,595
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and cash equivalents	73,186	40,778
Available for sale securities, at fair value	159,367	175,132
Loans held for sale	1,393	1,804
Loans and Leases Receivable, Net Amount	1,220,323	1,165,372
Federal Home Loan Bank Stock	12,162	12,874
Federal Reserve Bank Stock	3,624	3,621
Accrued interest receivable	4,435	4,283
Financial Liabilities [Abstract]
Deposits	1,130,685	1,058,017
Mortgagors' and investors' escrow accounts	4,388	3,508
Federal Home Loan Bank advances	217,759	234,595
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Derivative Assets [Abstract]
Derivative Loan Commitments	72	51
Forward Sale Loan Commitments, Asset	64	20
Derivative Liabilities [Abstract]
Forward Sale Loan Commitments, Liability		1
Interest Rate Derivative Liabilities, at Fair Value	2	64
Derivative Loan Commitments, Liability	15
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	73,186	40,778
Available for sale securities, Fair Value Disclosure	159,367	175,132
Loans Held-for-sale, Fair Value Disclosure	1,584	1,825
Loans Receivable, Fair Value Disclosure	1,218,918	1,179,487
Federal Home Loan Bank Stock, Fair Value Disclosure	12,162	12,874
Federal Reserve Bank stock, Fair Value Disclosure	3,624	3,621
Accrued interest receivable, Fair Value Disclosure	4,435	4,283
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	1,134,378	1,062,884
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	4,388	3,508
Federal Home Loan Bank Borrowings, Fair Value Disclosure	217,120	234,504
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	6,043	5,442
Derivative Assets [Abstract]
Derivative Loan Commitments	72	51
Forward Sale Loan Commitments, Asset	64	20
Derivative Liabilities [Abstract]
Forward Sale Loan Commitments, Liability		1
Interest Rate Derivative Liabilities, at Fair Value	2	64
Derivative Loan Commitments, Liability	15
Fair Value, Inputs, Level 1 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	73,186	40,778
Available for sale securities, Fair Value Disclosure	21,087	25,045
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Federal Reserve Bank stock, Fair Value Disclosure	0	0
Accrued interest receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0	0
Derivative Liabilities [Abstract]
Forward Sale Loan Commitments, Liability		0
Interest Rate Derivative Liabilities, at Fair Value	0	0
Derivative Loan Commitments, Liability	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available for sale securities, Fair Value Disclosure	137,123	148,941
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Federal Reserve Bank stock, Fair Value Disclosure	0	0
Accrued interest receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	217,120	234,504
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	6,043	5,442
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0	0
Derivative Liabilities [Abstract]
Forward Sale Loan Commitments, Liability		0
Interest Rate Derivative Liabilities, at Fair Value	2	64
Derivative Loan Commitments, Liability	0
Fair Value, Inputs, Level 3 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available for sale securities, Fair Value Disclosure	1,157	1,146
Loans Held-for-sale, Fair Value Disclosure	1,584	1,825
Loans Receivable, Fair Value Disclosure	1,218,918	1,179,487
Federal Home Loan Bank Stock, Fair Value Disclosure	12,162	12,874
Federal Reserve Bank stock, Fair Value Disclosure	3,624	3,621
Accrued interest receivable, Fair Value Disclosure	4,435	4,283
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	1,134,378	1,062,884
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	4,388	3,508
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	72	51
Forward Sale Loan Commitments, Asset	64	20
Derivative Liabilities [Abstract]
Forward Sale Loan Commitments, Liability		1
Interest Rate Derivative Liabilities, at Fair Value	0	$ 0
Derivative Loan Commitments, Liability	$ 15